Contingent liabilities and commitments (Tables)	6 Months Ended
Jun. 30, 2023
Contingent liabilities and commitments
Schedule of contingent liabilities and commitments

	30 June	31 December
	2023	2022
	£m	£m
Contingent liabilities and commitments
Guarantees	2,846	3,150
Other contingent liabilities	1,531	1,855
Standby facilities, credit lines and other commitments	120,262	121,576
Total	124,639	126,581